SHARE BASED LIABILITIES - Change in Number of Units Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	40,356,000	0
Granted (in shares)	103,600,000	70,623,000
Assumed with the Newmarket transaction (in shares)	0	0
Redeemed (in shares)	(12,950,000)	(30,267,000)
Cancelled (in shares)	0	0
Ending balance (in shares)	131,006,000	40,356,000
Phantom share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	185,037,000	0
Granted (in shares)	0	0
Assumed with the Newmarket transaction (in shares)	0	261,493,000
Redeemed (in shares)	(90,037,000)	(40,831,000)
Cancelled (in shares)	0	(35,625,000)
Ending balance (in shares)	95,000,000	185,037,000